Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted	4,491,012	4,372,269	6,601,609
2015 Plan -RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	8,047,240	8,780,898	9,181,198
Shares arising out of options, Granted	1,590,423	2,660,611	3,854,176
Shares arising out of options, Exercised	2,569,983	3,783,462	2,561,218
Shares arising out of options, Modification to cash settled awards			1,061,820
Shares arising out of options, Forfeited and expired	834,705	482,707	631,438
Shares arising out of options, Ending balance	6,232,975	8,047,240	8,780,898
Shares arising out of options, Exercisable at the end	653,775	151,685	392,185
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.05	$ 0.05
Weighted average exercise price, Granted | $ / shares	0.07	0.07	0.07
Weighted average exercise price, Exercised | $ / shares	0.05	0.05	0.04
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.06	0.05
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.06	0.05
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.06	$ 0.05	$ 0.03
Shares arising out of options, Modification to equity settled awards		871,900
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	2,569,983	3,783,462	2,561,218
2015 Plan-ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	1,049,456	1,100,330	1,623,176
Shares arising out of options, Exercised	348,612	239,272	104,796
Shares arising out of options, Modification to cash settled awards			351,550
Shares arising out of options, Forfeited and expired		14,628	66,500
Shares arising out of options, Ending balance	700,844	1,049,456	1,100,330
Shares arising out of options, Exercisable at the end	700,844	1,002,130	780,358
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 7.32	$ 7.13	$ 7.46
Weighted average exercise price, Exercised | $ / shares	7.02	7.21	7.26
Weighted average exercise price, Forfeited and expired | $ / shares		7.63	7.43
Weighted average exercise price outstanding, Ending balance | $ / shares	7.35	7.32	7.13
Weighted average exercise price, Exercisable at the end | $ / shares	$ 7.35	$ 7.33	$ 7.17
Shares arising out of options, Modification to equity settled awards		203,026
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	348,612	239,272	104,796
Two Thousand Nineteen Plan R S U
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	3,050,573	2,091,293
Shares arising out of options, Granted	2,850,629	1,596,408	2,091,293
Shares arising out of options, Exercised	755,557	370,170
Shares arising out of options, Forfeited and expired	186,707	266,958
Shares arising out of options, Ending balance	4,958,938	3,050,573	2,091,293
Shares arising out of options, Exercisable at the end	692,638	233,050
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.07	$ 0.07
Weighted average exercise price, Granted | $ / shares	0.07	0.07	$ 0.07
Weighted average exercise price, Exercised | $ / shares	0.07	0.07
Weighted average exercise price, Forfeited and expired | $ / shares	0.07	0.07
Weighted average exercise price outstanding, Ending balance | $ / shares	0.07	0.07	$ 0.07
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.07	$ 0.07
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	755,557	370,170